Offerings	Feb. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.215% Senior Notes due 2031
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 138,100
Offering Note

(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,798,372,500.00.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% Senior Notes due 2033
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	0.99783
Maximum Aggregate Offering Price | $	$ 748,372,500
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 103,350.24
Offering Note

(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,798,372,500.00.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.902% Senior Notes due 2036
Amount Registered | shares	1,300,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,300,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 179,530
Offering Note

(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,798,372,500.00.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.546% Senior Notes due 2046
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 750,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 103,575
Offering Note

(1)
The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $3,798,372,500.00.